Third-Party Funds (Details) R$ in Thousands	Jun. 30, 2026 BRL (R$)
Third-Party Funds [Line Items]
Average yield rate	97.00%
Senior Financial Letter [Member]
Third-Party Funds [Line Items]
Financial letter	R$ 263,044
CDI-indexed Subordinated Financial Letter [Member]
Third-Party Funds [Line Items]
Financial letter	R$ 539,172